Material accounting policies, Property, Construction in Process and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Elevators [Member]
Useful life for the major assets [Abstract]
Estimated useful life	10 years
Furniture Fixtures and Equipment ("FF&E") [Member]
Useful life for the major assets [Abstract]
Estimated useful life	5 years
Operating Supplies and Equipment ("OS&E") [Member]
Useful life for the major assets [Abstract]
Estimated useful life	2 years
Transportation Equipment [Member]
Useful life for the major assets [Abstract]
Estimated useful life	4 years
Furniture [Member]
Useful life for the major assets [Abstract]
Estimated useful life	10 years
Equipment and Other Assets [Member]
Useful life for the major assets [Abstract]
Estimated useful life	10 years
Minimum [Member] | Buildings and Beach Club [Member]
Useful life for the major assets [Abstract]
Estimated useful life	35 years
Minimum [Member] | Computer Equipment [Member]
Useful life for the major assets [Abstract]
Estimated useful life	3 years
Maximum [Member] | Buildings and Beach Club [Member]
Useful life for the major assets [Abstract]
Estimated useful life	40 years
Maximum [Member] | Computer Equipment [Member]
Useful life for the major assets [Abstract]
Estimated useful life	4 years